Oct. 04, 2016

GMO SERIES TRUST

Supplement dated January 11, 2017 to the

GMO Series Trust Prospectus, dated October 4, 2016

Effective immediately, all references in the GMO Series Trust Prospectus, dated October 4, 2016 (the “Prospectus”) to “GMO Debt Opportunities Fund” and “Debt Opportunities Fund” are replaced with “GMO Opportunistic Income Fund” and “Opportunistic Income Fund,” respectively.